Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2021
Labor And Social Obligations
Schedule of model used to determine the fair value of the stock options

The following table list the inputs to the model used to determine the incremental fair value of the stock options as result of the modification:

	Modified plan	Original plan (*)
Strike price at the measurement date	R$ 74.38	R$ 99.09
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	41% - 76%	42% - 76%
Risk-free interest rate (%)	2.0% - 4.9%	0.2% - 0.4%
Expected life of stock options (years)	1 – 4	1 – 4
Share price at the measurement date	R$ 133.68	R$ 133.68
Model used	Binomial	Binomial
Weighted average fair value at the measurement date	R$ 69.54	R$ 57.12

(*) The strike price of the original plan was based in U.S. dollars.

On January 25, 2021, March 25, 2021, April 26, 2021, June 1, 2021 and November 1, 2021, the Company granted 545,000, 65,000, 139,000, 180,000 and 241,000 additional stock options, respectively:

	January 2021	March 2021	April 2021	June 2021	November 2021
Strike price at the measurement date	R$115	R$105	R$105	R$105	R$85
Dividend yield (%)	0.0%	0.0%	0.0%	0.0%	0.0%
Expected volatility (%)	38% - 67%	42% - 65%	43% - 51%	43% - 63%	41% - 65%
Risk-free interest rate (%)	2.1% - 7.1%	5.2% - 8.5%	5.1% - 8.1%	5.8% - 8.3%	10.4% - 12.5%
Expected life of stock options (years)	1 – 5	1 – 5	1 – 5	1 – 5	1 – 5
Share price at the measurement date	R$ 129	R$ 108	R$ 119	R$ 121	R$ 8
Model used	Binomial	Binomial	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$ 46.81	R$ 40.20	R$ 46.04	R$ 49.10	R$46.28

Schedule of share-based compensation plan

The following table illustrates the number and movements in stock options during the period:

	Weighted average exercise price (in Reais)	Number of stock options
		2021	2020
Outstanding at January 1	78.22	2,510,983	2,364,214
Granted	109.18	1,170,000	477,220
Forfeited	112.89	(60,000)	(274,359)
Exercised	78.15	(442,669)	(56,092)
Expired	78.21	(91,586)	-
Outstanding at December 31	92.33	3,086,728	2,510,983